Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (3,122,592)	$ (6,083,379)	$ (6,951,698)
Adjustments to reconcile net loss to net cash used in operating activities
Issuance loss of warrants	133,325
Insurance costs allocated to warrant liability	465,577
Change in fair value of warrant liability	(2,878,660)
Income from accounts payable written-off			(146,662)
Actuarial gain on liabilities			(46,805)
Depreciation, depletion and amortization	1,139,723	810,855	698,851
Amortization of deferred charges	75,306	78,991	72,756
Amortization on Right of Use Asset	353,997
Amortization of issuance discount on Convertible note	646,250
Share-based compensation	526,496	1,288,583	3,007,081
Issuance of shares for compensation of employee and non-employee services	210,773	225,776	155,556
Post-employment benefits costs	43,438	77,396	68,701
Changes in operating assets and liabilities
Accounts receivable	529,588	134,213	(1,046,645)
Prepayment and other current assets	(564,100)	(234,065)	(287,352)
Other assets – non current	(98,727)	209,002	(70,509)
Accounts payable	(255,154)		(473,498)
Other current liabilities	(2,649)	1,469	(15,129)
Accrued expenses	(119,853)	(40,403)	(147,015)
Taxes payable	63,121	(17,094)	(3,680)
Operating lease liabilities	(353,997)
Net cash used in operating activities	(3,208,138)	(3,548,656)	(5,186,048)
Cash flows from investing activities
Oil and gas exploration and development costs	(5,414,817)	(2,448,270)	(357,333)
Purchase of property and equipment	(1,684)	(311,559)
Net cash used in investing activities	(5,416,501)	(2,759,829)	(357,333)
Cash flows from financing activities
Proceeds from issuance of convertible notes and warrants, net of issuance cost	8,589,000
Proceeds from exercise of warrant shares	1,950,000
Proceeds from issuance of ordinary shares by ATM offering, net of issuance cost	4,366,642
Repayment of bank loan	(980,452)		(125,289)
Repayment of long term loan to a third party	(1,000,000)		(1,000,000)
Net cash provided by (used in) financing activities	12,925,190		(1,125,289)
Net change in cash and restricted cash	4,300,551	(6,308,485)	(6,668,670)
Cash and restricted cash at beginning of year	3,095,014	9,403,499	16,072,169
Cash and restricted cash at end of year	7,395,565	3,095,014	9,403,499
Supplementary disclosure of cash flow information:
Interest	23,836	15,673	10,891
Income tax
Non-cash investing and financing activities
Asset retirement obligations	188,873		364,272
Purchase of oil and gas property financed by accounts payable		1,061,945
Conversion of Convertible Note to ordinary shares	4,033,040
Right-of-use assets acquired under operating leases in exchange for operating liabilities	$ 705,443